Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Consolidated Statements of Income
Net sales (Notes 7 and 12)	¥ 1,526,536	¥ 1,447,369	¥ 1,280,054
Cost of sales (Note 12)	1,137,137	1,068,465	952,350
Gross profit	389,399	378,904	327,704
Selling, general and administrative expenses (Notes 2, 4, 9, 13 and 16)	295,971	258,322	250,778
Profit from operations	93,428	120,582	76,926
Other income (expenses):
Interest and dividend income	22,783	18,172	14,666
Interest expense (Note 12)	(1,718)	(1,945)	(1,890)
Foreign currency transaction gains, net (Note 12)	4,499	5,108	5,136
Gains on sales of securities, net (Note 3)	505	2,875	4,542
Other, net (Notes 4 and 12)	2,365	1,476	1,983
Nonoperating Income (Expense), Total	28,434	25,686	24,437
Total income before income taxes	121,862	146,268	101,363
Income taxes (Note 15):
Current	46,304	40,900	39,655
Deferred	(49,745)	10,354	(5,643)
Total income taxes	(3,441)	51,254	34,012
Net income	125,303	95,014	67,351
Net income attributable to noncontrolling interests	(9,428)	(6,258)	(878)
Net income attributable to shareholders of Kyocera Corporation	¥ 115,875	¥ 88,756	¥ 66,473
Net income attributable to shareholders of Kyocera Corporation:
Basic	¥ 315.85	¥ 241.93	¥ 181.18
Diluted	315.85	241.93	181.18
Cash dividends declared per share:
Per share of common stock	¥ 100.00	¥ 80.00	¥ 60.00
Average number of shares of common stock outstanding:
Basic	366,864	366,872	366,884
Diluted	366,864	366,872	366,884